Fees Summary	Nov. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 443,000
Previously Paid Amount	0.00
Total Fee Amount	67.82
Total Offset Amount	0.00
Net Fee	67.82
Narrative - Max Aggregate Offering Price	$ 443,000
Final Prospectus	true